Retention Receivables, Net - Schedule of Allowance for Expected Credit Losses (Details)	12 Months Ended
	Mar. 31, 2025 HKD ($)	Mar. 31, 2025 USD ($)	Mar. 31, 2024 HKD ($)
Schedule of Allowance for Expected Credit Losses [Abstract]
Beginning balance	$ 8,565	$ 1,101
Addition	6,440	828	8,565
Ending balance	$ 15,005	$ 1,929	$ 8,565